Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 20,264		$ 19,864
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Interest rate minimum (percent)	0.70%		0.70%
Interest rate maximum (percent)	6.92%		6.92%
Maturity - Minimum Date	2015
Maturity - Maximum Date	2025
Long-term debt	16,122		13,946
Floating Rate Senior Notes
Debt Instrument [Line Items]
Interest rate minimum (percent)	0.06%		0.05%
Interest rate maximum (percent)	0.82%		1.10%
Maturity - Minimum Date	2015
Maturity - Maximum Date	2038
Long-term debt	2,178		3,079
Qualifying subordinated debt
Debt Instrument [Line Items]
Interest rate minimum (percent)	4.95%		4.75%
Interest rate maximum (percent)	7.50%		7.50%
Maturity - Minimum Date	2016
Maturity - Maximum Date	2033
Long-term debt	1,655	[1]	2,514	[1]
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate minimum (percent)	6.37%		6.37%
Interest rate maximum (percent)	6.37%		6.37%
Maturity - Minimum Date	2036
Long-term debt	$ 309	[1]	$ 325	[1]

[1]	Fixed rate.